Interest and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Components of Interest and Finance Expense

	2025	2024
Interest expense	$55	$48
Finance fees	3	6
Accretion expense (Note 16)	26	31
	$84	$85